Acquisitions - Schedule of Identifiable Intangible Assets Acquired and the Related Expected Lives for the Finite-Lived Intangible Assets (Details) - Nogin Inc. [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Identifiable Intangible Assets Acquired and the Related Expected Lives for the Finite-Lived Intangible Assets [Line Items]
Fair Value Total	$ 17,350		$ 17,350
Customer Relationships [Member]
Schedule of Identifiable Intangible Assets Acquired and the Related Expected Lives for the Finite-Lived Intangible Assets [Line Items]
Useful life Total	9 years	9 years
Fair Value Total	$ 10,300		10,300
Internally Developed Software And Other Intangibles [Member]
Schedule of Identifiable Intangible Assets Acquired and the Related Expected Lives for the Finite-Lived Intangible Assets [Line Items]
Useful life Total	8 years	8 years
Fair Value Total	$ 3,950		3,950
Trademarks [Member]
Schedule of Identifiable Intangible Assets Acquired and the Related Expected Lives for the Finite-Lived Intangible Assets [Line Items]
Useful life Total	10 years	10 years
Fair Value Total	$ 3,100		$ 3,100